File No. 33-43846

811-524

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                                            [X]

Pre-Effective Amendment No.                                                                                                                                       [_]

Post-Effective Amendment No. 163                                                                                                                               [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                                     [X]

Amendment No. 163                                                                                                                                                     [X]

(Check appropriate box or boxes.)

The Dreyfus/Laurel Funds Trust

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices)     (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Michael A. Rosenberg, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

X         immediately upon filing pursuant to paragraph (b)

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            on (date) pursuant to paragraph (b)

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            60 days after filing pursuant to paragraph (a)(1)

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            on (date) pursuant to paragraph (a)(1)

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            75 days after filing pursuant to paragraph (a)(2)

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            on (date) pursuant to paragraph (a)(2) of Rule 485

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If appropriate, check the following box:

            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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The following post-effective amendment to the Registrant's Registration Statement on Form N-1A relates to Dreyfus Core Value Fund and Dreyfus High Yield Fund and does not affect the Registration Statement of the series below:

DREYFUS INTERNATIONAL BOND FUND

DREYFUS GLOBAL EQUITY INCOME FUND

DREYFUS EQUITY INCOME FUND

DREYFUS EMERGING MARKETS DEBT LOCAL CURRENCY FUND

SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 6th day of May, 2011.

THE DREYFUS/LAUREL FUNDS TRUST BY: /s/Bradley J. Skapyak* /s/Bradley J. Skapyak, President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/Bradley J. Skapyak* Bradley J. Skapyak	President (Principal Executive Officer)	05/06/2011

/s/James Windels* James Windels	Treasurer (Principal Financial and Accounting Officer)	05/06/2011

/s/Joseph S. DiMartino* Joseph S. DiMartino	Trustee, Chairman of the Board	05/06/2011

/s/James M. Fitzgibbons* James M. Fitzgibbons	Trustee	05/06/2011

/s/Kenneth A. Himmel* Kenneth A. Himmel	Trustee	05/06/2011

/s/Stephen J. Lockwood* Stephen J. Lockwood	Trustee	05/06/2011

/s/Roslyn M. Watson* Roslyn M. Watson	Trustee	05/06/2011

/s/Benaree Pratt Wiley* Benaree Pratt Wiley	Trustee	05/06/2011

*By: /s/James Bitetto James Bitetto, Attorney-in-Fact

EXHIBIT INDEX

Exhibit – 101.SCH       Taxonomy

Exhibit – 101.INS        Instance Document

Exhibit – 101.CAL      Calculation Linkbase

Exhibit – 101.PRE       Presentation Linkbase

Exhibit – 101.DEF       Definition Linkbase

Exhibit – 101.LAB      Label Linkbase